Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenues	€ 6,691	€ 4,943	€ 11,331	€ 9,003
EMEA
Disclosure of geographical areas [line items]
Revenues	3,178	2,584	6,271	5,390
Germany
Disclosure of geographical areas [line items]
Revenues	1,465	790	3,018	1,637
France
Disclosure of geographical areas [line items]
Revenues	237	837	501	975
Finland
Disclosure of geographical areas [line items]
Revenues	10	7	19	665
Great Britain
Disclosure of geographical areas [line items]
Revenues	762	355	1,191	730
Other EMEA
Disclosure of geographical areas [line items]
Revenues	704	595	1,542	1,383
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	1,466	514	1,830	1,049
China
Disclosure of geographical areas [line items]
Revenues	1,186	286	1,386	519
Other Asia Pacific
Disclosure of geographical areas [line items]
Revenues	280	228	444	530
Americas
Disclosure of geographical areas [line items]
Revenues	2,047	1,845	3,230	2,564
United States
Disclosure of geographical areas [line items]
Revenues	2,035	1,767	3,211	2,479
Other Americas
Disclosure of geographical areas [line items]
Revenues	€ 12	€ 78	€ 19	€ 85